October 31, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, NE
Judiciary Plaza
Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Municipal Bond Fund, Inc.
Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A
(Securities Act File No. 2-57354, Investment Company Act File No. 811-02688)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Municipal Bond Fund, Inc. (the “Corporation”) on behalf of BlackRock High Yield Municipal Fund, BlackRock National Municipal Fund and BlackRock Short-Term Fund (each a “Fund,” and collectively, the “Funds”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Funds’ Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 48 to the Funds’ Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 27, 2011.

Sincerely,

BlackRock Municipal Bond Fund, Inc.

/s/ Ben Archibald

Ben Archibald
Assistant Secretary of the Fund